Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 16. Subsequent Events
On January 3, 2023, the Company received an upfront payment of $100 as part of its License Agreement (Note 13).

On March 13, 2023, the Company entered into a $100 promissory note with LM Funding America Inc. with an interest rate of 7.0% per annum. The promissory note was payable on demand at any time after April 13, 2023 and had no prepayment penalty. The Company repaid the loan on March 24, 2023.
On March 15, 2023, the Company entered into a securities purchase agreement with an institutional investor, whereby the Company will issue a series of four senior unsecured convertible notes, with principal amounts totaling up to $9,800, and warrants to purchase shares of the Company’s common stock. On March 15, 2023, the Company issued a note, convertible into 1,207,729 shares of common stock at an initial conversion price of $2.70, in a principal amount of $3,261, and a warrant to purchase up to 328,352 shares of common stock. The senior unsecured convertible note was issued at an 8.0% discount, bears interest at 7.0% per annum, and matures on June 15, 2024. The senior unsecured convertible notes are redeemable, in whole or in part, at any time at the discretion of the Company. The warrants have an initial exercise price of $2.97 per share of common stock, expire five years from their issuance date, and contain cashless exercise provisions.
On March 15, 2023, the Company amended its LMFA notes, LMFAO note and Maxim note, extending their maturity dates to June 15, 2024. In consideration for such extension, the Company agrees to pay the note holders an aggregate amount of $0.1 million in cash upon receipt of proceeds from the issuance of the notes at the second closing under the securities purchase agreement.
In March 2023, a VWAP trigger event occurred, and the Forward Purchase Agreements could mature on the date specified by the FPA Sellers at the FPA Sellers’ discretion. The FPA Sellers have not specified the Maturity Date of the Forward Purchase Agreements as of the issuance of these consolidated financial statements.
During the period from January 1, 2023 through March 30, 2023 , the Company made payments of $2,701 on notes payable that were outstanding as of December 31, 2022.